Related Party Balances and Transactions	6 Months Ended
Jun. 30, 2026
Related Party Transactions [Abstract]
Related Party Balances and Transactions

17. Related Party Balances and Transactions

The table below sets major related parties of the Group and their relationships with the Group:

Entity or individual name	Relationship with the Group
Fanhua Insurance Sales and Services Group Ltd. (“Fanhua Group”)	Shareholder of the Company
Mr. Lei Zhang	Founder, Chairman of the Board of Directors and CEO

CHECHE GROUP INC.

NOTES TO UNAUDITED INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(CONTINUED)

(All amounts in thousands, except for share and per share data)

17. Related Party Balances and Transactions (Continued)

The outstanding balance due to related parties as of December 31, 2025 and June 30, 2026 were as follows:

Balances with related parties	As of December 31, 2025	As of June 30, 2026
	RMB	RMB
Amounts due to related parties
Fanhua Group (i)	50,626	52,949

Amounts due from related parties
Mr. Lei Zhang (ii)	-	13,622
Others	-	681
Total	-	14,303

(i)	Corporate borrowings from Fanhua Group

The Group issued a convertible loan in the principal amount of RMB130.0 million to Fanhua Group with an annual interest rate of 10% (the “Convertible Loan”) on October 26, 2017. The due date of the Convertible Loan is October 26, 2020. Pursuant to the Convertible Loan agreement, the entire or any portion of the Convertible Loan can be converted into ordinary shares of the Company. On October 10, 2019, Fanhua Group converted the RMB80.0 million in the principal amount of the Convertible Loan and its accrued interests of RMB14.1 million into an aggregate of 28,684,255 ordinary shares of the Company, at a conversion price of US$0.4766 per share. On the same date, Fanhua Group gave up its conversion right for the remaining balance of the Convertible Loan in accordance with a Convertible Loan Payment Plan Agreement entered by these two parties (the “Payment Plan Agreement”). Upon the conversion, Fanhua Group held 3.4% equity interest in the Group. In October 2020, the Group entered into a supplemental agreement to the Payment Plan Agreement with Fanhua Group to extend the remaining principal balance in the Convertible Loan of RMB50.0 million and corresponding interest of RMB15.0 million as additional principal to October 26, 2022 (the “Corporate borrowings from Fanhua Group”). RMB10 million of the aggregated principal amount of RMB65 million with an annual interest rate of 10% was due on January 10, 2021 and the remaining of RMB55.0 million was due on October 26, 2022.

In 2021, the Group repaid the aggregated principal amount of RMB6.3 million to Fanhua Group. In October 2022, the Group entered into another supplemental agreement to the Payment Plan Agreement with Fanhua Group to extend the remaining balance of the Corporate borrowings from Fanhua Group to October 26, 2024, which caused the presentation of the borrowing reclassified from current liabilities to non-current liabilities. None of the other terms of the Corporate borrowings from Fanhua Group had changed in the supplemental agreement.

In 2023, the Group repaid the aggregated amount of RMB12.6 million to Fanhua Group. As of December 31, 2023, the balance of the Corporate borrowings from Fanhua Group was RMB55.3 million, and the remaining balance of the Corporate borrowings from Fanhua Group will be mature on October 26, 2024, which caused the presentation of the borrowing reclassified from non-current liabilitis to current liabilities.

In 2024, the Group repaid the aggregated principal of RMB10.0 million to Fanhua Group. As of December 31, 2024, the balance of the Corporate borrowings from Fanhua Group was RMB45.8 million. In August 2024, the Group entered into another supplemental agreement to the Payment Plan Agreement with Fanhua Group to extend the remaining balance of the Corporate borrowings from Fanhua Group to October 26, 2026, which caused the presentation of the borrowing reclassified from current liabilities to non-current liabilities. None of the other terms of the Corporate borrowings from Fanhua Group had changed in the supplemental agreement.

As of June 30, 2026, the balance of the Corporate borrowings from Fanhua Group was RMB52.9 million, and the remaining balance of the Corporate borrowings from Fanhua Group will be mature on October 26, 2026, which caused the presentation of the borrowing reclassified from non-current liabilities to current liabilities.

The Group elected fair value option to account for the Convertible Loan and the Corporate borrowings from Fanhua Group, and recognized loss/(gain) under “Changes in fair value of amounts due to related party” and “Fair value changes of amounts due to related party due to own credit risk” in the unaudited interim condensed consolidated statements of operations and comprehensive loss of RMB2.1 million and RMB2.3 million and RMB0.5 million and negative RMB0.01 million for the six months ended June 30, 2025 and 2026, respectively.

The Group assessed the fair value of the Corporate borrowings at each end of reporting period. The fair value measurements of the Corporate borrowings are based on significant inputs not observable in the market, and thus represent Level 3 fair value measurements. The Group utilized the following assumptions to estimate the fair value of the Corporate borrowings:

	As of	As of
	December 31, 2025	June 30, 2026
Discount rate	9.20%	8.78%

CHECHE GROUP INC.

NOTES TO UNAUDITED INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(CONTINUED)

(All amounts in thousands, except for share and per share data)

17. Related Party Balances and Transactions (Continued)

(i) Corporate borrowings from Fanhua Group (Continued)

The movement of Corporate borrowings from Fanhua Group is as follows:

Corporate Borrowings
RMB
Balance as of January 1, 2025	45,811
Change in fair value	2,052
Change in other comprehensive income	453
Balance as of June 30, 2025	48,316
Balance as of January 1, 2026	50,626
Change in fair value	2,330
Change in other comprehensive income	(7)
Balance as of June 30, 2026	52,949

(ii) Amounts due from Mr. Lei Zhang

On January 5, 2026, the Company entered into an advance funding agreement with Mr. Lei Zhang, to provide funds in an aggregate amount of RMB13.6 million (US$2.0 million) for the working capital expenditures of the Company’s overseas business operations. Under the agreement, the funds could not be used for personal consumption, repayment of personal debts, or personal investment, nor may the funds be directly or indirectly on-lent to any natural person without the prior written consent of the Company. The term of use of the funds is one year, commencing from January 6, 2026 on which the funds are actually remitted to the designated bank account. The amount of US$2.0 million has been repaid to the Company as of the date of the issuance of the unaudited interim condensed consolidated financial statements.